Condensed consolidating information on certain US subsidiaries - Narrative (Details)	12 Months Ended
Dec. 31, 2019
BP Exploration (Alaska)
Disclosure Of Condensed Financial Statements [Line Items]
Ownership percentage in subsidiary	100.00%
BP Capital Markets p.l.c.
Disclosure Of Condensed Financial Statements [Line Items]
Ownership percentage in subsidiary	100.00%
BP Capital Markets America
Disclosure Of Condensed Financial Statements [Line Items]
Ownership percentage in subsidiary	100.00%